Disclosure on individual items of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure on Individual Items of the Consolidated Financial Statements [Abstract]
Schedule of current taxes and deferred taxes
Revenue by region
kEUR	2022	2021	2020
Germany	19,538	23,809	46,979
Switzerland	1,628	1,186	222
Ireland	1,223	1,944	-
Spain	1,071	3,371	17
Netherlands	872	491	-
Austria	-	750	4
United States of America	731	-	29
Other European countries	1,367	1,482	118
Total	26,430	33,035	47,370

Schedule of revenue from contracts with customers disaggregrated by major products
Major products
kEUR	2022	2021	2020
Charging	19,506	23,721	40,514
Commercial and industrial	4,463	6,334	5,472
Service	1,774	2,235	1,231
Residential	287	479	153
Other	400	267	-
Total	26,430	33,035	47,370

Schedule of information on contract assets and contract liabilities from contracts with customers
kEUR	Dec. 31, 2022	Dec. 31, 2021
Receivables, which are included in 'Trade and other receivables'	13,897	7,424
Contract assets	6	973
Contract liabilities	23,721	6,340

Schedule of other investments
kEUR	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities	23,721	6,340
Revenue recognized that was included in the contract liability balance at the beginning of the period	465	2,616
Increases due to cash received, excluding amounts recognized at the beginning of the period	17,846	224

Schedule of cost of goods sold
kEUR	2022	2021	2020
Cost of materials	23,554	26,433	38,100
Personnel expenses	3,388	3,097	2,819
Depreciation and amortization	3,517	3,103	1,515
Other expenses	445	2,677	3,114
Total	30,904	35,310	45,548

Schedule of selling general and administrative expenses
kEUR	2022	2021	2020
Legal and consulting fees	3,779	4,450	767
Personnel expenses	14,359	3,911	2,927
Administration fee	3,412	2,963	2,474
Marketing costs	1,925	476	133
Depreciation and amortization	631	227	44
Insurance expenses	2,365	26	27
Other expenses	4,847	1,268	1,198
Total	31,319	13,321	7,570

Schedule of other operating income
kEUR	2022	2021	2020
Income from subsequent payments	408	75	44
Income from utilization of provisions	-	-	58
Income from reversal of provisions	913	1,517	233
Cost refunds	-	174	119
Income from compensation	1,016	2,537	61
Income from reduction of credit loss	-	-	17
Other	47	233	8
Total	2,383	4,538	541

Schedule of other operating expense
kEUR	2022	2021	2020
Warranties	-	5,253	1,976
Expenses from disposal of assets	1	36	70
Expenses due to subsequent events	11	5	27
Exchange rate losses	1,007	-	-
Other expenses	64	66	46
Compensation	-	42	105
Total	1,084	5,402	2,224

Schedule of finance income and finance costs recognized in profit or loss
kEUR	2022	2021	2020
Finance income from remeasurement of warrant liabilities	10,329	-	-
Foreign currency gains	9,928	-	-
Income from other interest and similar income	259	47	-
Finance income	20,515	47	-
Interest expense from bank loans	-17	-296	-1,621
Foreign exchange losses	-	-264	-
Interest expense from related party loans	-2	-1,995	-261
Interest expense from leasing	-122	-89	-78
Interest expense from guarantee commissions	-246	-177	-37
Other interest expense	-40	-13	-137
Finance expenses	-427	-2,835	-2,135
Share listing expense	-	-65,796	-
Net finance result	20,089	-68,583	-2,135

Schedule of applying the aforementioned parameters the share listing expense
kEUR
Fair value of 8,524,565 ordinary shares (including 3,593,750 founder shares) at €8.64 per share	73,697
Fair value of 4,375,000 private warrants at EUR 1.17 per warrant	5,110
Fair value of 7,187,500 public warrants at EUR 1.05 per warrant	7,568
Net liability of EUSG at business combination	423
Total value of consideration	86,799
Proceeds received post business combination EUSG assets (cash)	-43,107
Listing expenses total (cash)	22,105
Total share listing expense	65,796

Schedule of current and deferred taxes
kEUR	2022	2021	2020
Current year	-190	-	-
Changes in estimates related to prior years	-	-	-
Current tax expense	-190	-	-
Origination and reversal of temporary differences	-3,453	-1,033	112
Recognition of previously unrecognized (derecognition of previously recognized) tax losses	1,071	620	-67
Recognition of previously unrecognized (derecognition of previously recognized) deductible temporary differences	-	-	-
Deferred tax (expense) income	-2,382	-413	45
Total	-2,572	-413	45

Schedule of reconciliation of the effective tax rate
kEUR	2022	2021	2020
Profit (loss) before tax	-16,335	-87,227	-10,325
Tax using the Company's domestic tax rate	4,815	25,710	3,043
Tax effect of:	-	-	-
Difference in tax rates	-525	-10,516	-
Non-deductible expenses	-130	-582	-30
Non-taxable income	344	-	-
Additions for tax purposes	-84	-	-
Non-recognition of deferred taxes on losses	-6,738	-7,319	-2,968
True up on deferred taxes from prior year	527	-	-
Permanent differences	-795	-7,736	-
Others	14	30	-
Taxes on income	-2,572	-413	45

Schedule of deferred tax assets recognized for tax loss carryforwards
kEUR	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax loss carryforwards	82,796	55,352	32,936

Schedule of deferred tax balances developed
kEUR	DTA	DTL	Dec. 31, 2022	DTA	DTL	Dec. 31, 2021
Intangible assets	-	5,994	-5,994	-	4,536	-4,536
Right-of-use assets	-	955	-955	-	586	-586
Inventories	663	2,674	-2,011	-	1,199	-1,199
Contract assets	-	47	-47	-	287	-287
Trade and other receivables	514	876	-362	-	72	-72
Other assets	-	150	-150	-	-	-
Lease liabilities	988	-	988	609	-	609
Trade and other payables	-	408	-408	-	303	-303
Contract liabilities	3,627	-	3,627	1,807	-	1,807
Other provisions	61	267	-206	-	80	-80
Warrant liabilities	-	2,582	-2,582	-	-	-
Tax loss carryforwards	3,859	-	3,859	2,788	-	2,788
Netting	-9,712	-9,712	-	-5,204	-5,204	-
Total	-	4,241	-4,241	-	1,859	-1,859

Schedule of earnings per share
Earnings per share	2022	2021	2020
Profit/loss for the period (attributable to shareholders of the parent) (kEUR)	-18,906	-87,640	-10,280
Weighted average number of ordinary shares outstanding (in k units) (basic)	48,809	25,344	32
Weighted average number of ordinary shares outstanding (in k units) (diluted)	49,005	25,344	32
Basic loss per share (€)	-0.39	-3.46	-320.86
Diluted loss per share (€)	-0.39	-3.46	-320.86

Schedule of development of intangible assets
kEUR	Internally generated assets	Software	Total
Cost
As of Jan. 01, 2021	15,896	237	16,133
Additions	3,904	105	4,009
Disposals	-	-	-
As of Dec. 31, 2021	19,801	342	20,142
Additions	7,406	180	7,586
Disposals	-	-6	-6
As of Dec. 31, 2022	27,207	516	27,722
kEUR	Internally generated assets	Software	Total
Amortization
As of Jan. 01, 2021	-647	-150	-797
Additions	-2,250	-58	-2,308
As of Dec. 31, 2021	-2,897	-208	-3,104
Additions	-2,458	-107	-2,565
Disposals	-	6	6
As of Dec. 31, 2022	-5,355	-309	-5,664
kEUR	Internally generated assets	Software	Total
Carrying amounts
As of Jan. 01, 2021	15,249	88	15,337
As of Dec. 31, 2021	16,904	134	17,038
As of Dec. 31, 2022	21,852	207	22,059

Schedule of development of right of use assets
kEUR	Property	Vehicles	Total
Right-of-use assets
As of Jan. 01, 2021	2,346	158	2,503
Depreciation charge for the year	501	93	595
Additions to right-of-use assets	-	79	79
As of Dec. 31, 2021	1,844	143	1,988
Depreciation charge for the year	622	116	739
Additions to right-of-use assets	1,912	205	2,117
As of Dec. 31, 2022	3,134	232	3,366

Schedule of recognized amount
kEUR	2022	2021	2020
Amounts recognized in profit or loss
Interest on lease liabilities	122	89	78
Expenses relating to short-term leases	50	2	10
Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	13	7	-
Amounts recognized in the statement of cash flows
Total cash outflow of leases	828	569	454

Schedule of development of fixed assets
kEUR	Property, plant and equipment	Construction in progress	Total
Cost
As of Jan. 01, 2021	3,237	92	3,329
Additions	1,494	82	1,576
Disposals	-95	-	-95
Reclassification	92	-92	-
As of Dec. 31, 2021	4,728	82	4,810
Additions	2,945	539	3,484
Disposals	-136	-	-136
Reclassification	94	-94	-
As of Dec. 31, 2022	7,631	527	8,158
kEUR	Property, plant and equipment	Construction in progress	Total
Depreciation
As of Jan. 01, 2021	-1,310	-	-1,310
Depreciation	-582	-	-582
Disposals	40	-	40
As of Dec. 31, 2021	-1,852	-	-1,852
Depreciation	-1,032	-	-1,032
Disposals	116	-	116
As of Dec. 31, 2022	-2,768	-	-2,768
kEUR	Property, plant and equipment	Construction in progress	Total
Carrying amounts
As of Jan. 01, 2021	1,927	92	2,019
As of Dec. 31, 2021	2,876	82	2,958
As of Dec. 31, 2022	4,863	527	5,389

Schedule of other investments and other assets
kEUR	Dec. 31, 2022	Dec. 31, 2021
Other investments	3,199	1,944
Other assets	174	140
Total	3,373	2,084

Schedule of inventories can be broken down
kEUR	Dec. 31, 2022	Dec. 31, 2021
Finished goods	16,804	5,074
Trading goods	1,474	257
Work in progress	3,912	2,117
Raw materials	36,766	11,511
Total	58,956	18,959
kEUR	Dec. 31, 2022	Dec. 31, 2021
Write-downs finished goods	-206	-104
Write-downs work in progress	-502	-474
Write-downs raw materials	-5,111	-5,319
Total	-5,819	-5,896

Schedule of trade and other receivables
kEUR	Dec. 31, 2022	Dec. 31, 2021
Trade receivables	13,897	7,424
Other receivables financial	925	141
Other receivables non-financial	2,169	2,825
Deferred expenses and accrued income	678	917
Total	17,670	11,308

Schedule of cash and cash equivalents
kEUR	Dec. 31, 2022	Dec. 31, 2021
Cash	1	1
Cash at banks	34,440	101,812
Total	34,441	101,813

Schedule of development shares outstanding
in k units	2022	2021	2020
In issue as of Jan. 01	48,808	32	32
Share for share exchange	-	24,651	-
Business combination	-	24,125	-
Stock compensation	69	-	-
Outstanding as of Dec. 31	48,877	48,808	32
Treasury shares	28	-	-
In issue and outstanding as of Dec. 31	48,905	48,808	32

Schedule of other reserves consist of accumulated earnings
kEUR	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share capital	4	4	32
Capital reserves	216,815	214,100	20,950
Other equity	45	-2	-
Retained earnings	-117,211	-29,570	-19,291
Profit/Loss	-18,906	-87,640	-10,280
Equity attributable to shareholders of ADSE	80,747	96,892	-8,589
Total	80,747	96,892	-8,589

Schedule of market prices for private warrants
Input	Dec. 31, 2022		Dec. 31, 2021		Reference
Spot price	USD	3.12	USD	9.13	1
Strike price	USD	11.50	USD	11.50	2
Expected term (years)		3.98		4.98	3
Risk free rate		4.11%		1.26%	4
Dividend yield		0.00%		0.00%	5
Annual volatility		46.94%		23.40%	6
1.	Equal to the observed price of the common shares,
2.	Warrant strike price,
3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (December 22, 2026),

4.	Interpolated 3.98-year (December 31, 2021: 4.98) constant maturity US treasury rates,
5.	Assumed dividend yield of 0%,
6.	Implied volatility observed through the public warrants traded price.

Schedule of trade and other payables
kEUR	Dec. 31, 2022	Dec. 31, 2021
Trade payables	10,012	6,643
Trade payables due to related parties	1,821	2,980
Accrued expenses	1,898	1,194
Other payables financial	153	476
Other payables non-financial	1,967	2,865
Total	15,852	14,159

Schedule of development of provisions
kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2021	3,143	20	14	331	3,508
Added	7,717	0	4	633	8,354
Utilized	705	9	3	36	752
Reversal	1,490	0	-	-	1,490
As of Dec. 31, 2021	8,664	11	16	929	9,620

Date of maturity
Current	1,673	11	16	482	2,182
Non-current	6,991	-	-	447	7,438
Total	8,664	11	16	929	9,620

kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2022	8,664	11	16	929	9,620
Added	1,571	-	0	158	1,729
Utilized	-1,523	-	-	-534	-2,057
Reversal	-469	-	-	-47	-517
As of Dec. 31, 2022	8,244	11	16	505	8,775

Date of maturity
Current	2,030	11	16	-	2,056
Non-current	6,214	-	-	505	6,719
Total	8,244	11	16	505	8,775

Schedule of provides the carrying amounts and fair values
kEUR		Fair Value Hierarchy	Book value Dec. 31, 2022	Fair Value Dec. 31, 2022	Book value Dec. 31, 2021	Fair Value Dec. 31, 2021
Assets
Cash and cash equivalents	At amortized cost	3	34,441	34,441	101,813	101,813
Trade receivables (short term)	At amortized cost	3	13,897	13,897	7,424	7,424
Other investments	At amortized cost	3	3,199	3,199	1,944	1,944
Other financial receivables (short term)	At amortized cost	3	921	921	141	141
Other financial receivables (long term)	At amortized cost	3	4	4	4	4
Total			52,462	52,462	111,326	111,326

Liabilities
Warrant liabilities - private	Fair value through P&L	2	1,091	1,091	5,215	5,215
Warrant liabilities - public	Fair value through P&L	1	1,348	1,348	7,552	7,552
Loans and borrowings (short term)	At amortized cost	3	-	-	7,522	7,522
Trade payables (short term)	At amortized cost	3	10,012	10,012	6,265	6,265
Trade payables due to related parties (short term)	At amortized cost	3	1,821	1,821	2,980	2,980
Lease liabilities (long term)	At amortized cost	3	2,635	-	1,537	-
Lease liabilities (short term)	At amortized cost	3	842	-	528	-
Other payables financial (short term)	At amortized cost	3	153	153	476	476
Total			17,902	14,425	32,076	30,010

Schedule of grants under share based payment
Program	RSUs
Number of awards	187,500
Maximum term (years)	4
Awards outstanding at the beginning of the reporting period (January 01, 2021)	-
Awards granted in the reporting period	187,500
Awards forfeited in the reporting period	-
Awards exercised in the reporting period	-
Awards expired in the reporting period	-
Awards outstanding at the end of the reporting period (December 31, 2021)	187,500
Awards exercisable at the end of the reporting period (December 31, 2021)	-
Program	RSUs
Number of awards	342,850
Maximum term (years)	4
Awards outstanding at the beginning of the reporting period (January 01, 2022)	187,500
Awards granted in the reporting period	155,350
Awards forfeited in the reporting period	-50,000
Awards exercised in the reporting period	-96,873
Awards expired in the reporting period	-
Awards outstanding at the end of the reporting period (December 31, 2022)	195,977
Awards exercisable at the end of the reporting period (December 31, 2022)	-
Program	NQSO
Number of awards	1,457,375
Maximum term (years)	4
Awards outstanding at the beginning of the reporting period (January 01, 2022)	-
Awards granted in the reporting period	1,457,375
Awards forfeited in the reporting period	-135,792
Awards exercised in the reporting period	-
Awards expired in the reporting period	-
Awards outstanding at the end of the reporting period (December 31, 2022)	1,321,583
Awards exercisable at the end of the reporting period (December 31, 2022)	77,100

Schedule of measurement of fair values
Measurement of fair values	4 years	3 years	2 years	1 year
Fair value at grant date in USD	5.02	4.52	3.87	2.26
Share price at grant date in USD	8.62	8.62	8.62	8.62
Exercise price in USD	8.62	8.62	8.62	8.62
Expected volatility in %	78.46%	80.26%	82.57%	65.97%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00
Measurement of fair values	3,7 years	2,7 years	1,7 years	0,7 years
Fair value at grant date in USD	3.91	3.44	2.67	1.63
Share price at grant date in USD	6.72	6.72	6.72	6.72
Exercise price in USD	6.72	6.72	6.72	6.72
Expected volatility in %	79.73%	80.53%	76.83%	71.97%
Expected life in years	3.70	2.70	1.70	0.70
Expected dividends in %	0.00	0.00	0.00	0.00
Measurement of fair values	3,34 years	2,34 years	1,34 years	0,33 years
Fair value at grant date in USD	2.99	2.60	1.73	0.80
Share price at grant date in USD	5.25	5.25	5.25	5.25
Exercise price in USD	5.25	5.25	5.25	5.25
Expected volatility in %	80.80%	82.10%	69.24%	64.72%
Expected life in years	3.34	2.34	1.34	0.33
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values	3,18 years	2,18 years	1,18 years	0.18 years
Fair value at grant date in USD	1.84	1.48	1.00	0.35
Share price at grant date in USD	3.21	3.21	3.21	3.21
Exercise price in USD	3.21	3.21	3.21	3.21
Expected volatility in %	83.34%	77.63%	68.58%	62.02%
Expected life in years	3.18	2.18	1.18	0.18
Expected dividends in %	0.00	0.00	0.00	0.00

Schedule of trade receivables and contract assets
kEUR	Dec. 31, 2022	Dec. 31, 2021
Trade receivables and contract assets arising from contracts with customers and other investments	19,847	13,782
thereof trade receivables	16,557	10,865
thereof contract assets	6	973
thereof other investments	3,284	1,944
Impairment loss on trade receivables and contract assets arising from contracts with customers and other investments	-256	-163
Total	19,591	13,619

Schedule of trade receivables and contract assets debtors due to payment
kEUR	Weighted- average loss rate	Gross carrying amount	Loss allowance	Credit- impaired
Dec. 31, 2022
Current (not past due)	0.00%	13,224	-	-
1-30 days past due	0.00%	2,760	-	-
31-60 days past due	0.00%	185	-	-
61-90 days past due	0.00%	1	-	-
More than 90 days past due	15.28%	386	-59	-
Total		16,557	-59	-
kEUR	Weighted- average loss rate	Gross carrying amount	Loss allowance	Credit- impaired
Dec. 31, 2021
Current (not past due)	0.00%	8,902	-	-
1-30 days past due	0.00%	1,800	-	-
31-60 days past due	0.00%	51	-	-
61-90 days past due	0.00%	-	-	-
More than 90 days past due	51.79%	112	-58	-
Total		10,865	-58	-

Schedule of remaining contractual maturities of ADSE’s financial liabilities
kEUR	Total	Less than 1 year	1-5 years	More than 5 years
Balance as of Dec. 31, 2022
Secured bank loans	-	-	-	-
Lease liabilities	4,887	842	3,740	305
Trade payables	10,012	10,012	-	-
Trade payables due to related parties	1,821	1,821	-	-
Other payables	4,019	3,869	-	150
Total	20,740	16,544	3,740	455
kEUR	Total	Less than 1 year	1-5 years	More than 5 years
Balance as of Dec. 31, 2021
Secured bank loans	7,522	-	7,522	-
Lease liabilities	2,269	599	1,346	324
Trade payables	6,643	6,643	-	-
Trade payables due to related parties	2,980	2,980	-	-
Other payables	4,535	4,391	-	144
Total	23,950	14,613	8,869	468

Schedule of appreciated or depreciated
kEUR	Variance	Dec. 31, 2022	OCI	Variance	Dec. 31, 2021
Dec. 31, 2022
EUR/USD	+/-10.0%	-917/+1,121	-	+/-10.0%	-9,200/+41,800